Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of year	$ 469	$ 519	$ 465
Increases related to current year tax positions	32	31	40
Increases related to prior period tax positions	7	2	270
Decreases related to prior period tax positions	(49)	(40)	(87)
Settlements	(5)	(15)	(136)
Lapse of statute of limitations	(17)	(28)	(33)
End of year	$ 437	$ 469	$ 519